Stockholders' Equity (Deficit)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
12.	Stockholders’ Equity

Common Stock

In December 2020, the Company amended its Certificate of Incorporation to authorize the issuance of up to 25,000,000 shares of Class C common stock. Holders of Class C common stock are not entitled to vote, but otherwise have the same rights as holders of Class A and Class B common stock. In February 2021, in connection with the HuffPost Acquisition and concurrent $35.0 million investment by Verizon, the Company issued 21,170,037 shares of newly issued Class C common stock.

Stock Option Plan

A summary of the share activity under the Company’s stock option plan is presented below (in thousands, except per share amounts):

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Granted	2,028	2.79
Exercised	(798)	0.73
Forfeited	(7,738)	2.97
Expired	(1,603)	2.78
Balance as of September 30, 2021	24,016	$1.69	2.59	$25,699
Expected to vest at September 30, 2021	2,357	$2.74	9.35	—
Exercisable at September 30, 2021	24,016	$1.69	2.59	$25,699

As of September 30, 2021, the total share-based compensation costs not yet recognized related to unvested stock options was $2.6 million, which is expected to be recognized over the weighted-average remaining requisite service period of 3 years.

The Company currently uses authorized and unissued shares to satisfy share award exercises.

Restricted Stock Units

A summary of the restricted stock unit activity is presented below (in thousands, except per share amounts):

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2020	8,268	$2.61
Granted	9,260	2.81
Vested	—	—
Forfeited	(359)	2.70
Outstanding as of September 30, 2021	17,169	$2.71

As of September 30, 2021, there was approximately $46.6 million of unrecognized compensation costs related to restricted stock units.

However, only a portion of the restricted stock units are expected to satisfy the liquidity condition upon completion of the Two-Step Merger due to different liquidity conditions that exist in our restricted stock units. The liquidity condition for 8,043,830 restricted stock units is satisfied upon the occurrence of a sale transaction (“Acquisition”) or the completion of an initial public offering. The Two-Step Merger will not result in the satisfaction of this liquidity condition as it does not meet the definition of an Acquisition per the award agreements. The liquidity condition for the remaining 9,124,000 restricted stock units is satisfied upon the occurrence of other events, including a merger or acquisition or other business combination transaction involving the Company and a publicly traded special purpose acquisition company or other similar entity. Accordingly, the Two-Step Merger will satisfy the liquidity condition for these restricted stock units. Upon closing of the Two-Step Merger, we expect to recognize approximately $13.5 million of incremental stock-based compensation expense associated with these restricted stock units, based on the number of restricted stock units outstanding and the requisite service period completed at September 30, 2021, and assuming no forfeitures prior to the closing of the Two-Step Merger. The actual incremental stock-based compensation expense that will be recorded upon closing of the Two-Step Merger will depend on the timing of closing and actual forfeitures.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation cost included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue, excluding depreciation and amortization	$388	$54	$543	$61
Sales and marketing	37	28	98	31
General and administrative	59	221	160	872
Research and development	19	24	49	24
	$503	$327	$850	$988

The Company recognized no income tax benefit in the condensed consolidated statements of operations for stock-based compensation arrangements during the three and nine months ended September 30, 2021 and 2020.

10.	Stockholders’ Equity

Common Stock

In 2015, the Company amended its Certificate of Incorporation to reclassify existing Common Stock issued and outstanding to Class B Common Stock. Each share of Class B Common Stock is entitled to fifty votes. Each share of Class A Common Stock is entitled to one vote. As of December 31, 2019, there were 5,014,300 Class A common stock shares and 34,152,328 Class B common stock shares issued, respectively; and 5,014,300 Class A common stock shares and 33,904,101 Class B common stock shares outstanding, respectively.

In December 2020, the Company amended its Certificate of Incorporation to authorize the issuance of up to 25,000,000 shares of Class C Common Stock. Holders of Class C Common Stock are not entitled to vote, but otherwise have the same rights as holders of Class A and Class B Common Stock. As of December 31, 2020, there were 5,034,459 Class A common stock shares, 34,362,554 Class B common stock shares, and no Class C common stock shares, issued, respectively; and 5,034,459 Class A common stock shares, 34,114,327 Class B common stock shares, and no class C common stock shares outstanding, respectively.

Stock Option Plan

The Company’s 2008 Stock Plan (the “2008 Plan”) was adopted on June 25, 2008. The Company’s 2015 Equity Incentive Plan (“2015 Plan”) was adopted on October 30, 2015 and superseded the 2008 plan. The 2015 Plan increased the number of shares available for grant and issuance by 16,895,765. The 2015 plan allows for the grant of incentive and nonqualified stock options, restricted stock units, and stock appreciation rights to eligible participants.

On October 16, 2018, the 2015 Plan was amended to increase the maximum number of shares of common stock available for issuance by 15,700,000. At December 2020, 2019 and 2018, there were 17,327,629, 14,266,318 and 14,000,528 shares, respectively, available for future issuances.

Options are generally granted for a term of 10 years from the date of grant. Options granted under the plans may be exercised prior to vesting. Stock options generally vest over four years.

The fair value of stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model based upon the following range of assumptions:

	2020	2019	2018
Exercise price	$2.29 – $2.55	$2.54 – $2.55	$2.96 – $3.07
Expected dividend yield	0%	0%	0%
Expected volatility	41% – 46%	38% – 39%	37% – 39%
Expected term (years)	5.55 – 6.07	5.80 – 6.09	5.65 – 6.25
Risk free interest rate	0.26% – 1.17%	1.58% – 2.35%	2.47% – 3.04%

The Company uses the simplified method in accordance with the applicable authoritative guidance to estimate the expected term of the option, due to the limited historical experience to date. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Since the Company’s common stock is not publicly traded for a sufficient time period, the expected volatility is based on expected volatilities of similar companies that have a history of being publicly traded. No dividends have been assumed. A summary of the share activity under the 2015 Plan is presented below (in thousands, except per share amounts):

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2019	35,016	$2.00	5.03	$24,634
Granted	335	2.46	—	—
Exercised	(230)	0.62	—	—
Forfeited	(1,700)	2.86	—	—
Expired	(1,294)	2.22	—	—
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Expected to vest at December 31, 2020	8,427	$2.94	7.98	—
Exercisable at December 31, 2020	24,611	$1.65	4.12	$19,248

The Company records stock-based compensation expense on a straight-line basis over the vesting period. As of December 31, 2020, the total share-based compensation costs not yet recognized related to unvested stock options was $10.5 million, which is expected to be recognized over the weighted-average remaining requisite service period of 0.2 years. The weighted average fair value of stock options granted during December 31, 2020, 2019 and 2018 was $1.03, $1.01 and $1.26 respectively. The intrinsic value of stock options exercised was $0.4 million, $1.6 million, and $2.0 million for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company currently uses authorized and unissued shares to satisfy share award exercises.

Restricted Stock Units

Subject to the terms and conditions of the 2015 Plan, the Board may grant restricted stock units. Restricted stock units granted under the 2015 Plan vest upon the satisfaction of both a service condition and a liquidity condition. The service condition for the majority of these awards is generally over four years.

The liquidity condition is satisfied upon the occurrence of a qualifying event, defined as a sale transaction (“Acquisition”) or the completion of an initial public offering. Under settlement procedures applicable to these awards, the Company will deliver the underlying shares (i) the date that is the earlier of (1) six (6) months after the effective date of an initial public offering of the Company’s securities and (2) March 15 of the calendar year following the year in which the initial public offering was declared effective; and (ii) the date of an Acquisition (the earlier of (i) and (ii)).

Restricted stock units for which the service condition has been satisfied are not forfeitable for the term of the restricted stock unit should employment terminate prior to the liquidity condition being met. The restricted stock units have a term of seven years.

Compensation expense will be recognized ratably over the requisite service period to the extent it is probable that the liquidity condition will be satisfied. No compensation expense has been recorded since a liquidity event has not been deemed probable.

A summary of the restricted stock unit activity is presented below (in thousands, except per share amounts):

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2019	8,433	$2.63
Granted	1,003	2.38
Vested	—	—
Forfeited	(1,168)	2.67
Outstanding as of December 31, 2020	8,268	$2.61

As of December 31, 2020, there was approximately $21.6 million of unrecognized compensation costs related to restricted stock units.

890 5TH AVENUE PARTNERS, INC.
Stockholders' Equity (Deficit)

Note 6 — Stockholders’ Equity

Preferred Stock - The Company filed its initial Certificate of Incorporation on September 9, 2020, which authorized no shares of preferred stock. The Company filed its A&R Certificate of Incorporation on January 11, 2021, which authorized 5,000,000 shares of preferred stock, par value $0.0001 per share. The Company is authorized to issue 5,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, the Company was not authorized to issue shares of preferred stock and therefore there were no shares of preferred stock issued or outstanding as of December 31, 2020.

Class A Common Stock - The Company filed its initial Certificate of Incorporation on September 9, 2020, which authorized no shares of Class A common stock. The Company filed its A&R Certificate of Incorporation on January 11, 2021, which authorized 500,000,000 shares of Class A common stock, par value $0.0001 per share. The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, the Company was not authorized to issue shares of Class A common stock and therefore there were no shares of Class A common stock issued or outstanding as of December 31, 2020.

Class F Common Stock - The Company is authorized to issue 25,000,000 shares of Class F common stock with a par value of $0.0001 per share. In October 2020, the Company issued 7,187,500 shares of Class F common stock, including an aggregate of 937,500 shares of Class F common stock that were subject to forfeiture, to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the shares comprising the Private Placement Units). The underwriter exercised its over-allotment option in full on January 14, 2021; thus, the 937,500 shares of Class F common stock were no longer subject to forfeiture.

Holders of the Class A common stock and holders of the Class F common stock of record are entitled to one vote for each share held on all matters to be voted on by stockholders, including any vote in connection with the initial Business Combination, and vote together as a single class, except as required by law.

The Class F common stock will automatically convert into Class A common stock at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to increase in respect of the issuance of certain securities, as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which shares of Class F common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class F common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class F common stock will equal, in the aggregate, 20% of the aggregate number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the aggregate number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of the number of shares of Class A common stock redeemed in connection with the initial Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company agreed that as soon as practicable, but in no event later than 15 business days after the closing of the initial Business Combination, the Company will use its commercially reasonable efforts to file with the SEC and have an effective registration statement covering the shares of the Class A common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of the Class A common stock until the warrants expire or are redeemed, as specified in the warrant agreement. If a registration statement covering the shares of the Class A common stock issuable upon exercise of the warrants is not effective by the 60th business day after the closing of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption.

The warrants have an exercise price of $11.50 per whole share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination, at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial stockholders or their respective affiliates, without taking into account any Founder Shares or shares comprising the Private Placement Units held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination, and (z) the volume weighted average trading price of the Class A common stock during the 10 trading day period starting on the trading day after the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, and the $18.00 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the Market Value.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00:

Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):

●	in whole and not in part;
●	at a price of $0.01 per Warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; and

if, and only if, the last reported sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of Class A common stock and equity-linked securities as described above) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the warrants unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants is then effective and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period, except if the warrants may be exercised on a cashless basis and such cashless exercise is exempt from registration under the Securities Act. If and when the warrants become redeemable by the Company, it may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the warrants for redemption as described above, the management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

In no event will the Company be required to net cash settle any warrant. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Redemption of warrants for when the price per share of Class A common stock equals or exceeds $10.00:

Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;
●	at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A common stock;
●	upon a minimum of 30 days’ prior written notice of redemption;
●	if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders;
●	if and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.

Note 8—Stockholders’ Equity (Deficit)

Preferred Stock - The Company filed its initial Certificate of Incorporation on September 9, 2020, which authorized no shares of preferred stock. The Company filed its A&R Certificate of Incorporation on January 11, 2021, which authorized 5,000,000 shares of preferred stock, par value $0.0001 per share. The Company is authorized to issue 5,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2021, and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock - The Company filed its initial Certificate of Incorporation on September 9, 2020, which authorized no shares of Class A common stock. The Company filed its A&R Certificate of Incorporation on January 11, 2021, which authorized 500,000,000 shares of Class A common stock, par value $0.0001 per share. The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, there were 29,527,500 shares of Class A common stock issued and outstanding, including 28,750,000 shares of Class A common stock subject to possible redemption. At December 31, 2020, there were no Class A common stock issued and outstanding.

Class F Common Stock - The Company is authorized to issue 25,000,000 shares of Class F common stock with a par value of $0.0001 per share. In October 2020, the Company issued 7,187,500 shares of Class F common stock, including an aggregate of 937,500 shares of Class F common stock that were subject to forfeiture, to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the shares comprising the Private Placement Units). The underwriter exercised its over-allotment option in full on January 14, 2021; thus, the 937,500 shares of Class F common stock were no longer subject to forfeiture.

Holders of the Class A common stock and holders of the Class F common stock of record are entitled to one vote for each share held on all matters to be voted on by stockholders, including any vote in connection with the initial Business Combination, and vote together as a single class, except as required by law.

The Class F common stock will automatically convert into Class A common stock at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to increase in respect of the issuance of certain securities, as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which shares of Class F common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class F common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class F common stock will equal, in the aggregate, 20% of the aggregate number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the aggregate number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of the number of shares of Class A common stock redeemed in connection with the initial Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination.